Employee Benefit Plans (Net Periodic Benefit Cost) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	$ (2,571)	$ (2,577)
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	35	30
Interest cost	110	111
Expected return on plan assets	(160)	(161)
Current year amortization of: Actuarial losses (gains)	3	1
Current year amortization of: Past service costs (gains)	0	0
Regulatory assets (liability)	9	6
Settlement, curtailments	0	2
Net Periodic Benefit Cost, Total	(3)	(11)
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3
Interest cost	12	13
Expected return on plan assets	(2)	(2)
Current year amortization of: Actuarial losses (gains)	(2)	(3)
Current year amortization of: Past service costs (gains)	(2)	0
Regulatory assets (liability)	(2)	(2)
Settlement, curtailments	1	0
Net Periodic Benefit Cost, Total	$ 8	$ 9